Income tax benefit/(expense) - Disclosure of major components of tax expense (income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes paid (refund) [abstract]
Current income tax charge	€ (1,029)	€ (32)	€ (69)
Adjustments in respect of current income tax of previous year	97	(19)	109
Relating to origination and reversal of temporary differences	2,468	(3,395)	869
INCOME TAX BENEFIT/(EXPENSE)	€ 1,536	€ (3,446)	€ 909